Item 1. Schedule of Investments:

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Putnam California Investment Grade Municipal Trust
The fund's portfolio
7/31/05 (Unaudited)
	KEY TO ABBREVIATIONS
AMBAC	AMBAC Indemnity Corporation
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
G.O. Bonds	General Obligation Bonds
MBIA	MBIA Insurance Company
U.S. Govt. Coll.	U.S. Government Collateralized

	MUNICIPAL BONDS AND NOTES (99.1%)(a)
		Rating (RAT)	Principal amount	Value

	California (99.1%)

	Association of Bay Area Governments (ABAG) Fin. Auth. COP
	(American Baptist Homes), Ser. A, 6.2s, 10/1/27	BB+	$500,000	$505,230
	(Odd Fellows Home), 6s, 8/15/24	A	1,000,000	1,056,140
	Alameda, Recreational Fac. Impts. COP, MBIA, 5 3/4s, 12/1/21	Aaa	2,000,000	2,114,560
	Alhambra, Unified School Dist. G.O. Bonds (Election of 2004), Ser. A, FGIC, 5s, 8/1/25	Aaa	2,380,000	2,542,126
	Anaheim, Pub. Fin. Auth. Rev. Bonds (Distr. Syst.), MBIA, 5 1/4s, 10/1/22	Aaa	1,530,000	1,669,276
	Beverly Hills, Unified School Dist. G.O. Bonds (Election of 2002), Ser. B, 5s, 8/1/20	Aa2	1,325,000	1,424,229
	CA Rev. Bonds (Stanford Hosp. & Clinics), Ser. A, 5s, 11/15/23	A2	500,000	520,250
	CA Edl. Fac. Auth. Rev. Bonds (Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	750,000	747,623
	CA Hlth. Fac. Auth. Rev. Bonds
	(Sinai Med. Ctr.), Ser. A, 6 1/4s, 12/1/34	A3	750,000	825,863
	(Sutter Hlth.), Ser. A, MBIA, 5 3/8s, 8/15/30	Aaa	1,600,000	1,680,176
	CA Hlth. Fac. Fin. Auth. Rev. Bonds (Cedars Sinai Med. Ctr.), 5s, 11/15/15	A3	100,000	107,036
	CA Hsg. Fin. Agcy. Rev. Bonds
	(Multi-Fam. Hsg. III), Ser. B, MBIA, 5 1/2s, 8/1/39	Aaa	1,665,000	1,712,486
	(Home Mtge.), Ser. C, FGIC, 3.7s, 2/1/13	Aaa	1,000,000	997,400
	CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	240,000	247,642
	CA State G.O. Bonds
	5 3/4s, 12/1/29 (Prerefunded)	A	1,320,000	1,469,305
	5 3/4s, 12/1/29	A	680,000	751,964
	5 1/4s, 12/1/23	A	1,000,000	1,079,020
	5 1/8s, 4/1/23	A2	250,000	265,698
	5s, 5/1/24	A	2,000,000	2,112,000
	CA State Dept. of Wtr. Resources Rev. Bonds
	(Center Valley), Ser. J-2, 7s, 12/1/12	Aa2	4,000,000	4,854,520
	Ser. A, AMBAC, 5 1/2s, 5/1/16	Aaa	2,000,000	2,214,740
	CA State U. Syst. Rev. Bonds, Ser. A, AMBAC, 5s, 11/1/33	Aaa	2,290,000	2,390,165
	CA Statewide Cmnty. Apt. Dev. Apt. Dev. Rev. Bonds (Irvine Apt. Cmntys.), Ser. A-3, 5.1s, 5/15/25	Baa2	700,000	730,023
	CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB-	950,000	954,294
	CA Statewide Cmnty. Dev. Auth. Multi-Fam. Rev. Bonds (Hsg. Equity Res.), Ser. B, 5.2s, 12/1/29	Baa1	850,000	880,311
	CA Statewide Cmnty. Dev. Auth. Rev. Bonds (Huntington Memorial Hosp.), 5s, 7/1/21	A+	455,000	484,247
	CA Tobacco Securitization Agcy. Rev. Bonds (Gold Cnty. Funding Corp.), 5 3/4s, 6/1/27	Baa3	850,000	904,103
	Capistrano, Unified School Dist. Cmnty. Fac. Special Tax Bonds (Ladera), Ser. 98-2, 5 3/4s, 9/1/29	BBB/P	1,000,000	1,116,350
	Central CA Joint Pwr. Hlth. Fin. Auth. COP (Cmnty. Hosp. of Central CA)
	6s, 2/1/30	Baa2	200,000	209,564
	6s, 2/1/20	Baa2	500,000	530,535
	Cerritos, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA
	5s, 8/1/24 (Prerefunded)	Aaa	1,620,000	1,804,048
	5s, 8/1/24	Aaa	125,000	133,005
	Chabot-Las Positas, Cmnty. College Dist. G.O. Bonds (Election of 2004), Ser. A, MBIA, 5s, 8/1/25	Aaa	1,945,000	2,066,543
	Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21	BBB	1,500,000	622,005
	Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	500,000	505,080
	Desert, Cmnty. College Dist. G.O. Bonds, Ser. A, MBIA, 5s, 8/1/26	Aaa	2,000,000	2,220,000
	Duarte, COP, Ser. A, 5 1/4s, 4/1/31	Baa1	1,000,000	1,016,060
	Folsom Cordova, Unified School Dist. No. 2 G.O. Bonds (Election of 2002), Ser. B, FSA, 5s, 10/1/28	Aaa	1,275,000	1,352,826
	Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads), 5 3/4s, 1/15/40	Baa3	1,200,000	1,226,964
	Golden State Tobacco Securitization Corp. Rev. Bonds
	Ser. A-3, 7 7/8s, 6/1/42	Baa3	300,000	370,620
	Ser. 2003 A-1, 6 1/4s, 6/1/33	BBB	1,000,000	1,114,310
	Ser. B, 5 5/8s, 6/1/38	Aaa	1,500,000	1,682,685
	Jurupa, Unified School Dist. G.O. Bonds (Election of 2001), FGIC, 5s, 8/1/25	Aaa	1,920,000	2,028,730
	Los Angeles, Sanitation Equip. Rev. Bonds, Ser. A, AMBAC, 5s, 2/1/24	Aaa	1,130,000	1,198,998
	Los Angeles, Wtr. & Pwr. Rev. Bonds (Pwr. Syst.), Ser. B, FSA, 5 1/8s, 7/1/20	Aaa	2,000,000	2,154,040
	Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	500,000	536,620
	Rancho Mirage, JT Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), 5 7/8s, 7/1/26	A3	500,000	537,825
	Sacramento, Special Tax (North Natomas Cmnty. Fac.), Ser. 97-01, 5s, 9/1/29	BB/P	750,000	743,745
	Sacramento, City Unified School Dist. G.O. Bonds (Election 1999), Ser. D, FSA, 5s, 7/1/28	Aaa	2,000,000	2,108,060
	San Diego, ABAG Fin. Auth. For Nonprofit Corps. Rev. Bonds (San Diego Hosp.), Ser. A, 6 1/8s, 8/15/20	Baa1	100,000	109,846
	San Jose Fin. Auth. Rev. Bonds (Civic Ctr.), Ser. B, AMBAC, 5s, 6/1/27	Aaa	2,000,000	2,084,360
	San Jose, Redev. Agcy. Tax Alloc. (Merged Area Redev.), FGIC, 5s, 8/1/27	Aaa	1,270,000	1,335,748
	San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	Aaa	1,000,000	1,040,990
	San Juan, Basin Auth. Lease Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/22	Aaa	1,000,000	1,053,180
	San Ramon Valley, Unified School Dist. G.O. Bonds (Election of 2002), FSA, 5s, 8/1/24	Aaa	1,425,000	1,516,257
	Santa Barbara, Elementary School Dist. G.O. Bonds (Election of 1998), Ser. B, FSA, 5s, 8/1/29	Aaa	1,000,000	1,058,640
	Santa Maria, Joint Unified High School Dist. G.O. Bonds, Ser. A, FSA, 5 1/4s, 8/1/25	Aaa	1,500,000	1,658,970
	Sierra View, Hlth. Care Dist. Rev. Bonds, 5.4s, 7/1/22	BBB+	500,000	520,830
	Southern CA Wtr. Wks., Metro Wtr. Dist. Rev. Bonds
	Ser. B, MBIA, 4 3/4s, 7/1/21 (Prerefunded)	Aaa	15,000	15,285
	Ser. B, MBIA, U.S. Govt. Coll., 4 3/4s, 7/1/21 (Prerefunded)	Aaa	390,000	397,422
	Ser. B, MBIA, 4 3/4s, 7/1/21	Aaa	595,000	600,105
	State Center, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, MBIA, 5 1/4s, 8/1/25	Aaa	1,125,000	1,220,625
	Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B, 6s, 6/1/43	Ba1	500,000	528,580
	Torrance, Memorial Med. Ctr. Rev. Bonds, Ser. A, 6s, 6/1/22	A1	500,000	561,560
	Tustin, Unified School Dist. Special Tax (Cmnty. Fac. Dist. No. 97-1), FSA, 5s, 9/1/32	Aaa	1,000,000	1,039,820
	U. of CA Rev. Bonds, Ser. A, AMBAC, 5 1/8s, 5/15/18	Aaa	1,000,000	1,082,890
	Vacaville, Unified School Dist. G.O. Bonds (Election of 2001), MBIA, 5s, 8/1/30	AAA	1,000,000	1,058,880
	Vallejo, COP (Marine World Foundation), 7s, 2/1/17	BBB-/P	800,000	845,952
	Victor, Elementary School Dist. COP (School Construction Refinancing), MBIA, 6.45s, 5/1/18	Aaa	3,345,000	4,095,384
	West Contra Costa Unified School Dist. G.O. Bonds (Election of 2002), Ser. C, FGIC, 5s, 8/1/29	AAA	2,170,000	2,297,249
	WM S. Hart, Unified High School Dist. G.O. Bonds, Ser. A, MBIA, 5s, 9/1/23	Aaa	1,000,000	1,059,910

	Total investments (cost $80,006,391) (b)			$85,701,523

	NOTES
(a)	Percentages indicated are based on net assets of $86,483,136.

(RAT)

The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at July 31, 2005 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at July 31, 2005. Securities rated by Putnam are indicated by "/P".  Security ratings are defined in the Statement of Additional Information.

(b)

The aggregate identified cost on a tax basis is $80,006,391, resulting in gross unrealized appreciation and depreciation of $5,731,906 and $36,774, respectively, or net unrealized appreciation of $5,695,132.

	The fund had the following industry group concentration greater than 10% at July 31, 2005 (as a percentage of net assets):

	Water & sewer	11.7%

	The fund had the following insurance concentrations greater than 10% at July 31, 2005 (as a percentage of net assets):

	MBIA	25.3%
	AMBAC	12.8
	FSA	12.6
	FGIC	10.6

Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees.  Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.  Other investments are valued at fair value following procedures approved by the Trustees.  Such valuations and procedures are reviewed periodically by the Trustees.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: September 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: September 28, 2005